S000009868 [Member] Performance Management - AMG GW&K ESG Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Effective February 27, 2017, outstanding Class S shares of the Fund (formerly Service Class shares, which were renamed Class S shares on October 1, 2016) were renamed Class N shares. Effective October 1, 2016, outstanding Institutional Class shares of the Fund were renamed Class I shares.
As of March 19, 2021, GW&K was appointed as subadviser to the Fund and the Fund changed its name to “AMG GW&K ESG Bond Fund,” adopted its current investment strategies, including beginning to use ESG factor analysis as part of the Fund’s investment selection process, and began comparing its performance to the Bloomberg U.S. Aggregate Bond Index. The Fund’s performance information for periods prior to March 19, 2021 reflects the Fund’s investment strategy that was in effect at that time and would have been different had the Fund’s current investment strategy been in effect.
To obtain updated performance information please visit wealth.amg.com or call 800.548.4539.

Performance Past Does Not Indicate Future [Text]	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31/25 (Class N)
Bar Chart Closing [Text Block]	Best Quarter: 7.40% (4th Quarter 2023) Worst Quarter: -5.94% (2nd Quarter 2022)
Performance Table Heading	Average Annual Total Returns as of 12/31/25
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class N shares only, and after-tax returns for Class I shares will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-taxreturns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class N shares only, and after-tax returns for Class I shares will vary.
Performance Availability Website Address [Text]	wealth.amg.com
Performance Availability Phone [Text]	800.548.4539
Class N
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.40%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(5.94%)
Lowest Quarterly Return, Date	Jun. 30, 2022